April 30, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:          SEI Institutional Managed Trust Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of our client, SEI Institutional Managed Trust (the “Trust”), we are filing, pursuant to the Securities Act of 1933, as amended, the Trust’s Registration Statement on Form N-14.  This filing relates to the Agreement and Plan of Reorganization with regard to the reorganization of the U.S. Fixed Income Fund (the “Target Fund”), a series of the Trust, into the Core Fixed Income Fund (the “Acquiring Fund”), also a series of the Trust.  Pursuant to the Agreement and Plan of Reorganization, the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for shares of the Acquiring Fund.

Please contact the undersigned at 215.963.5598 with any questions or comments.

Sincerely,

/s/ Sean Graber
Sean Graber

Morgan, Lewis & Bockius LLP

1701 Market Street
Philadelphia, PA 19103-2921	+1.215.963.5000
United States	+1.215.963.5001